DISAGGREGATION OF REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE	NOTE 16 – DISAGGREGATION OF REVENUE ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue. The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue. The following table presents our revenue disaggregated by country for the three months ended: Country September 30,2024 September 30,2023 Croatia $107 14,159 Cyprus 16,519 72,754 Bulgaria 25,507 - Greece 12,247,597 12,544,643 USA - 210 Ireland - 1,417 UK 121,318 190,614 Total $12,411,048 $12,823,797 The following table presents our revenue disaggregated by country for the nine months ended: Country September 30,2024 September 30,2023 Croatia $19,370 14,159 Cyprus 89,064 141,402 Bulgaria 43,849 - Greece 39,385,730 36,041,012 USA - 504 Ireland - 1,417 UK 664,225 1,338,509 Total $40,202,238 $37,537,003	NOTE 18 – DISAGGREGATION OF REVENUE ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue. The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue. The following table presents our revenue disaggregated by country for the years ended: Country 2023 2022 Croatia $26,985 $38,596 Cyprus 180,404 92,685 Bulgaria 210,033 - Ireland 1,636 - Greece 50,526,307 49,812,839 United States 504 - Cayman Islands 12,632 - UK 2,418,373 403,532 Total $53,376,874 $50,347,652